ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES
Schedule of accrued and other current liabilities and other liabilities

	Year Ended December 31,
(In thousands)	2025	2024
Accrued and other current liabilities:
Payroll and welfare payable	$3,677	$3,333
Grants related to land use right	2,582	2,474
Payable to clinical study service	1,413	2,351
Payable to professional service	7,584	1,365
Payable to sales and marketing services	1,228	1,417
Dividends and interest payable to Wuxi LP, current (Note 11)	3,842	1,849
Lease liabilities-current (Note 5)	1,611	1,221
Others	2,234	1,334
	$24,171	$15,344

Other Liabilities
Profit-sharing liability to Juventas	$11,821	$11,821
Dividends and interest payable to Wuxi LP, non current (Note 11)	—	1,015
Lease liabilities-noncurrent (Note 5)	1,441	2,535
	$13,262	$15,371